Taxes on Income	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Taxes on Income
Income Taxes

The effective income tax rate for continuing operations was 32.6% and 32.4% for the three and six months ended June 30, 2015, respectively, and 32.9% and 33.4% for the three and six months ended June 30, 2014, respectively. The decrease in the effective income tax rate was primarily the result of an increase in income in lower tax rate jurisdictions during the six months ended June 30, 2015 and a non-recurring benefit recorded during the three months ended March 31, 2015.

At the end of each interim period, we estimate the annual effective tax rate and apply that rate to our ordinary quarterly earnings. The tax expense or benefit related to significant, unusual or extraordinary items that will be separately reported or reported net of their related tax effect, and are individually computed, is recognized in the interim period in which those items occur. In addition, the effect of changes in enacted tax laws or rates or tax status is recognized in the interim period in which the change occurs.

As of June 30, 2015 and December 31, 2014, the total amount of federal, state and local, and foreign unrecognized tax benefits was $138 million and $118 million, respectively, exclusive of interest and penalties. The increase in unrecognized tax benefits relates primarily to tax positions of prior years. We recognize accrued interest and penalties related to unrecognized tax benefits in interest expense and operating-related expense, respectively. In addition to the unrecognized tax benefits, as of June 30, 2015 and December 31, 2014, we had $27 million and $23 million respectively of accrued interest and penalties associated with uncertain tax positions.

Based on the current status of income tax audits, we believe that the total amount of unrecognized tax benefits may significantly decrease in the next twelve months. Although the ultimate resolution of our tax audits is unpredictable, the resulting change in our unrecognized tax benefits could have a material impact on our results of operations and/or cash flows.

Taxes on Income

Income before taxes on income resulted from domestic and foreign operations is as follows:

(in millions)	Year Ended December 31,
	2014	2013	2012
Domestic operations	$(423)	$821	$800
Foreign operations	477	478	289
Total continuing income before taxes	$54	$1,299	$1,089

The provision/(benefit) for taxes on income consists of the following:

(in millions)	Year Ended December 31,
	2014	2013	2012
Federal:
Current	$285	$194	$181
Deferred	(213)	51	73
Total federal	72	245	254
Foreign:
Current	135	152	91
Deferred	1	(19)	(9)
Total foreign	136	133	82
State and local:
Current	62	37	38
Deferred	(25)	10	14
Total state and local	37	47	52
Total provision for taxes for continuing operations	245	425	388
Provision for discontinued operations	140	299	27
Total provision for taxes	$385	$724	$415

A reconciliation of the U.S. federal statutory income tax rate to our effective income tax rate for financial reporting purposes is as follows:

	Year Ended December 31,
	2014	2013	2012
U.S. federal statutory income tax rate	35.0%	35.0%	35.0%
Legal and regulatory settlements	524.1	—	—
State and local income taxes	64.2	2.8	3.5
Foreign operations	(79.6)	(3.9)	(2.7)
S&P Dow Jones Indices LLC joint venture	(60.2)	(2.0)	(1.1)
Tax credits and incentives	(91.5)	(2.1)	(2.4)
Other, net	61.7	2.9	3.3
Effective income tax rate for continuing operations	453.7%	32.7%	35.6%

The principal temporary differences between the accounting for income and expenses for financial reporting and income tax purposes are as follows:

(in millions)	December 31,
	2014	2013
Deferred tax assets:
Legal and regulatory settlements	$305	$6
Employee compensation	98	72
Accrued expenses	107	136
Postretirement benefits	140	32
Unearned revenue	24	55
Allowance for doubtful accounts	12	15
Loss carryforwards	29	28
Other	12	10
Total deferred tax assets	727	354
Deferred tax liabilities:
Goodwill and intangible assets [1]	(377)	(379)
Fixed assets	(11)	(55)
Other	—	—
Total deferred tax liabilities	(388)	(434)
Net deferred income tax asset (liability) before valuation allowance	339	(80)
Valuation allowance	(12)	(5)
Net deferred income tax asset (liability)	$327	$(85)
Reported as:
Current deferred tax assets	$363	$108
Current deferred tax liabilities	(2)	(10)
Non-current deferred tax assets	22	23
Non-current deferred tax liabilities	(56)	(206)
Net deferred income tax asset (liability)	$327	$(85)

[1]	See Note 2 – Acquisitions and Divestitures for further discussion regarding the impact related to the S&P Dow Jones Indices LLC.

We record valuation allowances against deferred income tax assets when we determine that it is more likely than not based upon all the available evidence that such deferred income tax assets will not be realized. The valuation allowance is primarily related to operating losses.

We have not recorded deferred income taxes applicable to undistributed earnings of foreign subsidiaries that are indefinitely reinvested in foreign operations. Undistributed earnings that are indefinitely reinvested in foreign operations amounted to $1,239 million at December 31, 2014. Quantification of the deferred tax liability, if any, associated with indefinitely reinvested earnings is not practicable.

We made net income tax payments for continuing and discontinued operations totaling $419 million in 2014, $787 million in 2013, and $243 million in 2012. As of December 31, 2014, we had net operating loss carryforwards of $125 million, which will expire over various periods.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in millions)	Years ended December 31,
	2014	2013	2012
Balance at beginning of year	$82	$74	$58
Additions based on tax positions related to the current year	30	27	14
Additions for tax positions of prior years	33	10	3
Reduction for tax positions of prior years	(11)	(9)	(1)
Reduction for settlements	(16)	(20)	—
Balance at end of year	$118	$82	$74

The total amount of federal, state and local, and foreign unrecognized tax benefits as of December 31, 2014, 2013 and 2012 was $118 million, $82 million and $74 million, respectively, exclusive of interest and penalties. The increase of $52 million in 2014 (excluding settlements) is the amount of unrecognized tax benefits that unfavorably impacted tax expense. The unfavorable impact to the tax provision was partially offset by the resolution of tax audits in multiple jurisdictions.

We recognize accrued interest and penalties related to unrecognized tax benefits in interest expense and operating-related expense, respectively. In addition to the unrecognized tax benefits, as of December 31, 2014 and 2013, we had $23 million and $19 million, respectively, of accrued interest and penalties associated with uncertain tax positions.

During 2014, we completed the federal income tax audit for 2012 and made U.S. federal income tax payments in settlement of tax years 2011 and 2012. The U.S. federal income tax audits for 2013 and 2014 are in process. During 2013, we made a U.S. federal income tax payment in settlement of an issue related to tax years 2007 through 2010. Also during 2014, we completed various state and foreign tax audits and, with few exceptions, we are no longer subject to federal, state and local, or non-U.S. income tax examinations by tax authorities for the years before 2006. The impact to tax expense in 2014, 2013 and 2012 was not material.

We file income tax returns in the U.S. federal jurisdiction, various states, and foreign jurisdictions, and we are routinely under audit by many different tax authorities. We believe that our accrual for tax liabilities is adequate for all open audit years based on an assessment of many factors including past experience and interpretations of tax law. This assessment relies on estimates and assumptions and may involve a series of complex judgments about future events. It is possible that tax examinations will be settled prior to December 31, 2015. If any of these tax audit settlements do occur within that period, we would make any necessary adjustments to the accrual for unrecognized tax benefits. Until formal resolutions are reached between us and the tax authorities, the determination of a possible audit settlement range with respect to the impact on unrecognized tax benefits is not practicable.

Based on the current status of income tax audits, we believe that the total amount of unrecognized tax benefits may significantly decrease in the next twelve months. Although the ultimate resolution of our tax audits is unpredictable, the resulting change in our unrecognized tax benefits could have a material impact on our results of operations and/or cash flows.